Note 10 - Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment
Property, Plant and Equipment, Net

(10)       PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As of September 30,
	2011	2010
At cost:
Buildings	$21,729,113	$4,789,139
Plant, machinery and equipment	13,055,459	5,946,949
Motor vehicles	406,016	266,596
Office equipment	327,243	269,607
Computer software	2,007	1,874
Construction in progress	780,477	3,013,937
Total	36,300,315	14,288,102
Less: Accumulated depreciation and amortization	(2,206,124)	(1,381,447)
Net	$34,094,191	$12,906,655

Total depreciation and amortization  expense for the years ended September 30, 2011, 2010 and 2009 was $750,197, $693,653 and $505,340, respectively. Depreciation expense included in cost of sales amounted to $519,388, $496,238 and $331,062, for the years ended September 30, 2011, 2010 and 2009 respectively. Depreciation expense included in operating expenses amounted to $230,809, $197,415 and $174,278 for the years ended September 30, 2011, 2010 and 2009 respectively.

Buildings with net book value of $17,783,460 and $4,423,733 as of September 30, 2011 and 2010 are held as collateral for the bank acceptance notes (see Note 13) and term loans (see Note 14).

Plant, machinery and equipment with net book value of $4,595,458 and nil as of September 30, 2011 and 2010 are held as collateral for the term loans (see Note 14).

Construction in progress as of September 30, 2011 and 2010 represents costs of  production plant, machinery and equipment which had not been placed in service pending completion of their installation and integration. The estimated cost to complete their installation and integration is approximately $721,229 and $1,871,928 as of September 30, 2011 and 2010 respectively. No depreciation has been provided for construction in progress.